Outstanding Loans and Leases - Commercial - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 896,983	$ 876,104
Loans and leases, measured at fair value	6,938	8,681
Commercial Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	440,814	387,534
Loans and leases, measured at fair value	5,067	6,604
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	57,199	47,682
Commercial Portfolio Segment | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	21,352	19,579
Commercial Portfolio Segment | Pass rated | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	56,688	46,632
Commercial Portfolio Segment | Pass rated | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	20,644	18,882
Commercial Portfolio Segment | Reservable criticized | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	511	1,050
Commercial Portfolio Segment | Reservable criticized | Commercial Lease Financing
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	708	697
Commercial Portfolio Segment | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	252,771	220,293
Loans and leases, measured at fair value	2,300	1,900
Commercial Portfolio Segment | United States | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	53,600	45,200
Commercial Portfolio Segment | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	12,876	13,293
Commercial Portfolio Segment | United States | Pass rated
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	243,922	213,839
Commercial Portfolio Segment | United States | Pass rated | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	571	751
Commercial Portfolio Segment | United States | Reservable criticized
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	8,849	6,454
Commercial Portfolio Segment | United States | Reservable criticized | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 96	$ 182
Commercial Portfolio Segment | United States | Internal Credit Metrics | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Percentage outstanding, current or less than 30 days past due	98.00%	98.00%
Commercial Portfolio Segment | United States | Business Card and Small Business Loan | Refreshed FICO or Internal Credit Metric | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 670	$ 762
Commercial Portfolio Segment | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	91,549	80,083
Loans and leases, measured at fair value	2,800	4,700
Commercial Portfolio Segment | Non United States | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,500	2,500
Commercial Portfolio Segment | Non United States | Pass rated
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	87,905	79,367
Commercial Portfolio Segment | Non United States | Reservable criticized
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,644	716
Commercial Portfolio Segment | Less than 620 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	184	184
Commercial Portfolio Segment | Greater than or equal to 620 and less than 680 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	543	529
Commercial Portfolio Segment | Greater than or equal to 680 and less than 740 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,627	1,591
Commercial Portfolio Segment | Greater than or equal to 740 | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,027	2,910
Commercial Portfolio Segment | Refreshed FICO score other internal credit metrics [Member] | United States | Small Business Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 6,828	$ 7,146